Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
BASE SALARY, INCENTIVE COMPENSATION, AND EQUITY GRANT PRACTICES
Base salary adjustments typically take effect on January 1. The Committee determines incentive compensation in late January or early February. STI is typically paid in February or March. LTI is granted on a date determined by the Committee, typically in late January or early February.
Aimco grants equity in three scenarios: in connection with its annual incentive compensation program as discussed above; in connection with certain new-hire
or promotion packages; and for purposes of retention.
With respect to LTI, the Committee sets the grant date for the restricted stock, stock option, and LTIP Unit grants. The Committee typically sets grant dates at the time of its final compensation determination, generally in late January or early February. The date of determination and date of award are not selected based on share price. In the case of new-hire
packages that include equity awards, grants are made on the executive’s start date or on a date designated in advance based on the passage of a specific number of days after the executive’s start date. For non-executive
officers, as provided for in the 2015 Plan, the Committee has delegated the authority to make equity awards, up to certain limits, to the Chief Financial Officer (Ms. Stanfield) and/or Corporate Secretary (Ms. Johnson). The Committee and Mses. Stanfield and Johnson time grants without regard to the share price or the timing of the release of material non-public
information and do not time grants for the purpose of affecting the value of executive compensation. In the event that material nonpublic information becomes known to the Committee or Mses. Stanfield and Johnson before granting an equity award, the Committee or Mses. Stanfield and Johnson will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
During fiscal year 2024, we did not grant stock options, stock appreciation rights, or similar option-like
instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.

Award Timing Method	In the case of
new-hire
packages that include equity awards, grants are made on the executive’s start date or on a date designated in advance based on the passage of a specific number of days after the executive’s start date. For non-executive
officers, as provided for in the 2015 Plan, the Committee has delegated the authority to make equity awards, up to certain limits, to the Chief Financial Officer (Ms. Stanfield) and/or Corporate Secretary (Ms. Johnson).
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Committee and Mses. Stanfield and Johnson time grants without regard to the share price or the timing of the release of material non-public
information and do not time grants for the purpose of affecting the value of executive compensation. In the event that material nonpublic information becomes known to the Committee or Mses. Stanfield and Johnson before granting an equity award, the Committee or Mses. Stanfield and Johnson will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
MNPI Disclosure Timed for Compensation Value	false